Note 5 - Accrued Expenses and Other Current Liabilites (Details) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2013	Dec. 31, 2013	Sep. 30, 2014
Note 5 - Accrued Expenses and Other Current Liabilites (Details) [Line Items]
			$ 444,000	$ 300,000
Business Exit Costs		685,000	637,000
Asset Impairment Charges	14,000	14,000	14,000
Rancho Cordova C A [Member]
Note 5 - Accrued Expenses and Other Current Liabilites (Details) [Line Items]
	606,000
Business Exit Costs	$ 606,000